Selected Quarterly Financial Data, Unaudited (Tables)	12 Months Ended
Sep. 30, 2017
Selected Quarterly Financial Data Unaudited Tables
Schedule of Selected Quarterly Financial Data

	Quarter Ended
	December 31, 2016	March 31, 2017	June 30, 2017	September 30, 2017
Total revenue	$27,037	$28,060	$32,311	$35,136
Total cost of sales(1)	(4,909)	(5,683)	(9,074)	(7,018)
Selling, general and administrative expenses	(13,731)	(14,404)	(13,786)	(16,380)
Stock-based compensation expense	(36)	(1,291)	(1,377)	(1,531)
Acquisition related transaction expenses	(10,460)	(813)	(74)	(64)
Depreciation and amortization	(7,168)	(8,004)	(8,705)	(9,933)
Operating income (loss)	(9,267)	(2,135)	(705)	210
Other expense, net	(13,065)	(6,953)	(7,714)	(9,301)
Income tax (expense) benefit	(51)	(32)	86	(187)
Net loss	$(22,383)	$(9,120)	$(8,333)	$(9,278)

Basic and diluted net loss per share	$(1.79)	$(0.45)	$(0.41)	$(0.46)

Weighted average number of shares outstanding during the periods – basic and diluted	12,490,280	20,378,002	20,378,002	20,384,954

(1) Exclusive of depreciation and amortization

	Quarter Ended
	December 31, 2015	March 31, 2016	June 30, 2016	September 24, 2016
Total revenue	$30,815	$30,440	$29,408	$29,110
Total cost of sales(1)	(4,705)	(4,628)	(4,737)	(6,344)
Selling, general and administrative expenses	(16,176)	(14,595)	(14,199)	(15,703)
Acquisition related transaction expenses	(1,278)	(389)	(690)	(2,602)
Depreciation and amortization	(9,272)	(9,172)	(9,131)	(7,435)
Operating income (loss)	(616)	1,656	651	(2,974)
Other expense, net	(16,172)	(14,968)	(14,211)	(12,936)
Income tax (expense) benefit	(86)	(203)	(58)	40
Net loss	$(16,874)	$(13,515)	$(13,618)	$(15,870)

Basic and diluted net loss per share	$(1.47)	$(1.15)	$(1.15)	$(1.34)

Weighted average number of shares outstanding during the periods – basic and diluted	11,502,684	11,801,369	11,801,369	11,801,369

(1) Exclusive of depreciation and amortization